INTANGIBLE ASSETS INCLUDING GOODWILL	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS INCLUDING GOODWILL
INTANGIBLE ASSETS INCLUDING GOODWILL

NOTE I. INTANGIBLE ASSETS INCLUDING GOODWILL

Intangible Assets

The following table details the company’s intangible asset balances by major asset class.

($ in millions)

	Gross		Net
	Carrying	Accumulated	Carrying
At December 31, 2016:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,537	$(661)	$876
Client relationships	2,831	(1,228)	1,602
Completed technology	3,322	(1,668)	1,654
Patents/trademarks	730	(205)	525
Other*	46	(15)	31

Total	$8,466	$(3,778)	$4,688

*	Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

($ in millions)

	Gross		Net
	Carrying	Accumulated	Carrying
At December 31, 2015:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,348	$(581)	$767
Client relationships	1,856	(927)	929
Completed technology	2,960	(1,397)	1,563
Patents/trademarks	335	(142)	193
Other*	44	(10)	35

Total	$6,543	$(3,057)	$3,487

*	Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

The net carrying amount of intangible assets increased $1,201 million during the year ended December 31, 2016, primarily due to intangible asset additions resulting from acquisitions, partially offset by amortization. There was no impairment of intangible assets recorded in 2016 and 2015. The aggregate intangible amortization expense was $1,544 million and $1,193 million for the years ended December 31, 2016 and 2015, respectively. In addition, in 2016 and 2015, respectively, the company retired $817 million and $1,809 million of fully amortized intangible assets, impacting both the gross carrying amount and accumulated amortization by this amount.

The amortization expense for each of the five succeeding years relating to intangible assets currently recorded in the Consolidated Statement of Financial Position is estimated to be the following at December 31, 2016:

($ in millions)

	Capitalized	Acquired
	Software	Intangibles	Total
2017	$494	$957	$1,450
2018	300	809	1,109
2019	83	646	729
2020	—	547	547
2021	—	435	435

Goodwill

As described in note T, “Segment Information,” the company changed its reportable segments in January 2016. Goodwill was assigned to the new reportable segments on a fair value allocation basis. The changes in the goodwill balances by reportable segment, for the years ended December 31, 2016 and 2015, are as follows:

($ in millions)

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
	January 1,	Goodwill	Price		and Other	December
Segment	2016	Additions	Adjustments	Divestitures	Adjustments*	31, 2016
Cognitive Solutions	$15,621	$3,821	$5	$(12)	$48	$19,484
Global Business Services	4,396	303	4	(1)	(95)	4,607
Technology Services & Cloud Platforms	10,156	119	(12)	(5)	(1)	10,258
Systems	1,848	—	(4)	—	5	1,850

Total	$32,021	$4,244	$(7)	$(18)	$(42)	$36,199

*	Primarily driven by foreign currency translation

($ in millions)

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
	January 1,	Goodwill	Price		and Other	December
Segment	2015	Additions	Adjustments	Divestitures	Adjustments*	31, 2015
Cognitive Solutions	$15,156	$1,020	$(2)	$(18)	$(535)	$15,621
Global Business Services	4,555	74	0	(1)	(232)	4,396
Technology Services & Cloud Platforms	9,373	1,087	(1)	(7)	(296)	10,156
Systems	1,472	410	0	—	(33)	1,848

Total	$30,556	$2,590	$(3)	$(26)	$(1,096)	$32,021

*	Primarily driven by foreign currency translation

There were no goodwill impairment losses recorded during the full year of 2016 or 2015 and the company has no accumulated impairment losses.

Purchase price adjustments recorded in 2016 and 2015 were related to acquisitions that were completed on or prior to September 30, 2016 or December 31, 2014, respectively, and were still subject to the measurement period that ends at the earlier of 12 months from the acquisition date or when information becomes available. Net purchase price adjustments of $7 million were recorded during 2016 with the primary drivers being deferred tax assets, accounts receivable, deferred income, inventory and other current liabilities.